CONSOLIDATED STATEMENT OF INCOME $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
CONSOLIDATED STATEMENT OF INCOME
Sales	$ 237,128	$ 280,999	$ 205,863
Excise taxes	(18,183)	(17,689)	(21,229)
Revenues from sales	218,945	263,310	184,634
Purchases, net of inventory variation	(143,041)	(169,448)	(118,622)
Other operating expenses	(30,419)	(29,789)	(26,894)
Exploration costs	(573)	(1,299)	(740)
Depreciation, depletion and impairment of tangible assets and mineral interests	(12,762)	(12,221)	(13,556)
Other income	3,677	2,849	1,312
Other expense	(2,396)	(7,344)	(2,317)
Financial interest on debt	(2,820)	(2,386)	(1,904)
Financial income and expense from cash & cash equivalents	1,801	1,143	379
Cost of net debt	(1,019)	(1,243)	(1,525)
Other financial income	1,285	896	762
Other financial expense	(731)	(533)	(539)
Net income (loss) from equity affiliates	1,845	(1,892)	3,438
Income taxes	(13,301)	(22,242)	(9,587)
CONSOLIDATED NET INCOME	21,510	21,044	16,366
TotalEnergies share	21,384	20,526	16,032
Non-controlling interests	$ 126	$ 518	$ 334
Earnings per share (in dollars or Euros per share) | (per share)	$ 8.72	$ 7.91	$ 5.95
Fully-diluted earnings per share (in dollars or Euros per share) | (per share)	$ 8.67	$ 7.85	$ 5.92